Quarterly Holdings Report
for
Fidelity® Environmental Bond Fund
May 31, 2026
ENB-NPRT3-0726
1.9901921.104
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Helios Issuer LLC Series 2022-A Class A, 2.79% 2/22/2049 (f)	193,680	161,017
Hertz Vehicle Financing III LLC Series 2023-1A Class A, 5.49% 6/25/2027 (f)	16,667	16,683
TOTAL UNITED STATES		177,700
TOTAL ASSET-BACKED SECURITIES (Cost $207,681)		177,700

Commercial Mortgage Securities - 2.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.4%
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (f)	100,000	102,019
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KG03 Class A2, 1.297% 6/25/2030 (e)	160,000	141,856
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KG07 Class A2, 3.123% 8/25/2032	200,000	184,942
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KSG4 Class A2, 3.4% 8/25/2032 (e)	200,000	187,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-KG08 Class A2, 4.134% 5/25/2033	300,000	292,268
TOTAL UNITED STATES		908,503
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $938,478)		908,503

Foreign Government and Government Agency Obligations - 0.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Treasury Corp of Victoria 2% 9/17/2035	AUD	12,000	6,460
GERMANY - 0.4%
German Federal Republic 0% 8/15/2031 (c)	EUR	60,000	61,085
German Federal Republic 2.1% 4/12/2029 (c)	EUR	25,000	28,808
German Federal Republic 2.5% 2/15/2035 (c)	EUR	40,000	45,311
TOTAL GERMANY			135,204
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $141,378)			141,664

Non-Convertible Corporate Bonds - 38.8%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lendlease Finance Ltd 3.4% 10/27/2027 (c)	AUD	20,000	13,925
BELGIUM - 0.5%
Financials - 0.5%
Banks - 0.5%
KBC Group NV 4.932% 10/16/2030 (e)(f)		200,000	200,965
CANADA - 1.0%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
TELUS Corp 3.4% 5/13/2032		300,000	274,354
Financials - 0.3%
Banks - 0.3%
Bank of Nova Scotia/The 4.247% 2/2/2030 (e)		100,000	98,984
TOTAL CANADA			373,338
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 4.75% 6/21/2030 (c)(e)	EUR	100,000	121,718
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 3.739% 4/20/2034 (c)(e)	EUR	100,000	116,028
BNP Paribas SA 5.786% 1/13/2033 (e)(f)		39,000	40,337

TOTAL FRANCE			156,365
GERMANY - 2.0%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
BMW US Capital LLC 4.65% 3/19/2031 (f)		100,000	99,387
Financials - 1.0%
Banks - 0.6%
Commerzbank AG 3.625% 1/14/2032 (c)(e)	EUR	100,000	117,104
Volkswagen Bank GmbH 2.75% 6/19/2028 (c)	EUR	100,000	115,458
			232,562
Capital Markets - 0.4%
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (e)		150,000	154,882
TOTAL FINANCIALS			387,444
Materials - 0.0%
Construction Materials - 0.0%
Heidelberg Materials AG 3.95% 7/19/2034 (c)	EUR	10,000	11,832
Utilities - 0.7%
Electric Utilities - 0.3%
Amprion GmbH 3.162% 1/15/2031 (c)	EUR	100,000	115,394
Independent Power and Renewable Electricity Producers - 0.4%
RWE Finance US LLC 5.125% 9/18/2035 (f)		150,000	146,283
TOTAL UTILITIES			261,677
TOTAL GERMANY			760,340
IRELAND - 1.2%
Financials - 0.7%
Banks - 0.3%
Bank of Ireland Group PLC 5% 7/4/2031 (c)(e)	EUR	100,000	123,736
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5% 11/15/2035		150,000	145,626
TOTAL FINANCIALS			269,362
Materials - 0.5%
Containers & Packaging - 0.5%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030		200,000	203,329
TOTAL IRELAND			472,691
ITALY - 1.0%
Utilities - 1.0%
Electric Utilities - 0.5%
ENEL Finance International NV 4.375% 9/30/2030 (f)		200,000	196,566
Gas Utilities - 0.5%
Snam SpA 5% 5/28/2030 (f)		200,000	201,200
TOTAL ITALY			397,766
JAPAN - 0.5%
Financials - 0.5%
Banks - 0.5%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (e)		200,000	199,639
LUXEMBOURG - 0.9%
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (c)	EUR	100,000	108,023
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (c)	EUR	100,000	120,912
P3 Group Sarl 4% 4/19/2032 (c)	EUR	100,000	116,674

TOTAL LUXEMBOURG			345,609
NETHERLANDS - 1.8%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
REWE International Finance BV 4.875% 9/13/2030 (c)	EUR	100,000	122,772
Financials - 0.8%
Banks - 0.8%
ING Bank NV 3.25% 5/12/2029 (c)	EUR	100,000	117,128
ING Groep NV 4.803% 3/23/2032 (e)		200,000	199,097
TOTAL FINANCIALS			316,225
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		100,000	89,900
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		14,000	13,903
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		41,000	41,138
TOTAL INFORMATION TECHNOLOGY			144,941
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CTP NV 1.5% 9/27/2031 (c)	EUR	100,000	103,483
TOTAL NETHERLANDS			687,421
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 3 month EURIBOR + 0.7%, 3.625% 5/28/2032 (c)(e)(g)	EUR	100,000	117,715
SPAIN - 0.5%
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (f)		200,000	196,109
SWEDEN - 0.3%
Financials - 0.3%
Banks - 0.3%
Svenska Handelsbanken AB 3.5% 4/29/2033 (c)	EUR	100,000	116,151
UNITED KINGDOM - 3.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (f)		100,000	84,437
Financials - 2.2%
Banks - 2.2%
Barclays PLC 5.367% 2/25/2031 (e)		200,000	203,269
HSBC Holdings PLC 4.711% 5/12/2030 (e)		200,000	199,584
Lloyds Banking Group PLC 3.875% 5/14/2032 (c)(e)	EUR	100,000	118,766
NatWest Group PLC 3.673% 8/5/2031 (c)(e)	EUR	100,000	117,963
NatWest Group PLC 4.964% 8/15/2030 (e)		200,000	201,446
TOTAL FINANCIALS			841,028
Utilities - 1.3%
Electric Utilities - 0.6%
National Grid Electricity Transmission PLC 3.563% 2/3/2034 (c)	EUR	100,000	115,733
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (c)	EUR	100,000	115,629
			231,362
Water Utilities - 0.7%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (c)	EUR	100,000	118,131
South West Water Finance PLC 5.25% 9/15/2031 (c)	GBP	100,000	133,326
			251,457
TOTAL UTILITIES			482,819
TOTAL UNITED KINGDOM			1,408,284
UNITED STATES - 24.4%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.3%
AT&T Inc 5.4% 2/15/2034		75,000	76,642
HUT 8 DC LLC 6.192% 11/15/2042 (f)		27,000	27,322
			103,964
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033		29,000	28,917
Meta Platforms Inc 5.25% 5/15/2036		22,000	21,981
			50,898
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035		120,000	120,787
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		120,000	113,606
			234,393
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 4.2% 10/1/2029		100,000	99,048
TOTAL COMMUNICATION SERVICES			488,303
Consumer Discretionary - 0.7%
Automobiles - 0.3%
General Motors Financial Co Inc 4.9% 10/6/2029		100,000	100,580
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc 4.65% 3/16/2031		103,000	102,999
Leisure Products - 0.1%
Hasbro Inc 4.65% 3/12/2031		53,000	52,414
TOTAL CONSUMER DISCRETIONARY			255,993
Consumer Staples - 1.3%
Food Products - 1.3%
Bunge Ltd Finance Corp 4.2% 9/17/2029		100,000	98,937
General Mills Inc 2.25% 10/14/2031		450,000	396,591
TOTAL CONSUMER STAPLES			495,528
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cheniere Energy Partners LP 5.35% 11/30/2036 (b)(f)		14,000	14,001
Financials - 11.3%
Banks - 3.8%
Bank of America Corp 4.456% 2/6/2032 (e)		100,000	98,476
Bank of America Corp 5.425% 8/15/2035 (e)		100,000	100,455
Bank of America Corp 6.204% 11/10/2028 (e)		290,000	297,184
Citigroup Inc 4.542% 9/19/2030 (e)		100,000	99,597
Fifth Third Bancorp 4.895% 9/6/2030 (e)		100,000	100,413
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 9/15/2030 (f)		100,000	93,213
JPMorgan Chase & Co 4.255% 10/22/2031 (e)		300,000	294,241
JPMorgan Chase & Co 4.603% 10/22/2030 (e)		150,000	149,778
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (e)		150,000	154,896
Wells Fargo & Co 5.244% 1/24/2031 (e)		55,000	55,938
			1,444,191
Capital Markets - 4.4%
Ares Capital Corp 5.55% 1/15/2030		22,000	21,909
Athene Global Funding 2.5% 3/24/2028 (f)		250,000	239,267
Blackstone Private Credit Fund 3.25% 3/15/2027		200,000	197,158
GA Global Funding Trust 5.2% 12/9/2031 (f)		150,000	147,750
GA Global Funding Trust 5.4% 1/13/2030 (f)		150,000	150,389
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (e)		66,000	64,981
HPS Corporate Lending Fund 5.45% 11/15/2030		98,000	95,007
Morgan Stanley 4.356% 10/22/2031 (e)		150,000	147,204
Morgan Stanley 4.493% 1/16/2032 (e)		39,000	38,376
Morgan Stanley 4.654% 10/18/2030 (e)		100,000	99,647
Morgan Stanley 4.708% 3/12/2032 (e)		100,000	99,085
Morgan Stanley 5.23% 1/15/2031 (e)		79,000	80,183
Morgan Stanley 5.449% 7/20/2029 (e)		150,000	152,643
MSCI Inc 5.15% 3/15/2036		14,000	13,610
MSCI Inc 5.25% 9/1/2035		117,000	115,273
Nuveen LLC 5.55% 1/15/2030 (f)		18,000	18,359
			1,680,841
Consumer Finance - 1.7%
American Express Co 4.456% 2/10/2032 (e)		150,000	148,187
Capital One Financial Corp 7.149% 10/29/2027 (e)		100,000	101,052
Ford Motor Credit Co LLC 5.125% 11/5/2026		200,000	200,516
Stellantis Financial Services US Corp 5.4% 6/15/2029 (f)		200,000	200,505
			650,260
Insurance - 1.4%
Arthur J Gallagher & Co 5% 2/15/2032		12,000	12,013
Arthur J Gallagher & Co 5.15% 2/15/2035		150,000	148,935
Assurant Inc 5.55% 2/15/2036		47,000	46,855
Corebridge Global Funding 4.8% 5/29/2029 (f)		100,000	100,104
Liberty Mutual Group Inc 5.25% 5/1/2036 (f)		18,000	17,784
Pine Street Trust III 6.223% 5/15/2054 (f)		200,000	201,978
			527,669
TOTAL FINANCIALS			4,302,961
Health Care - 2.3%
Health Care Equipment & Supplies - 0.2%
Augusta SpinCo Corp 4.656% 3/23/2031		93,000	92,470
Health Care Providers & Services - 2.1%
CVS Health Corp 4.3% 3/25/2028		200,000	199,373
CVS Health Corp 5.25% 1/30/2031		100,000	102,045
CVS Health Corp 5.875% 6/1/2053		50,000	48,362
Humana Inc 5.375% 4/15/2031		122,000	123,912
Icon Investments Six DAC 6% 5/8/2034		200,000	204,370
Kaiser Foundation Hospitals 3.15% 5/1/2027		50,000	49,529
UnitedHealth Group Inc 5.3% 6/15/2035		49,000	49,839
			777,430
TOTAL HEALTH CARE			869,900
Industrials - 0.7%
Ground Transportation - 0.3%
Uber Technologies Inc 4.8% 9/15/2034		100,000	97,861
Uber Technologies Inc 4.8% 9/15/2035		18,000	17,527
			115,388
Marine Transportation - 0.3%
AP Moller - Maersk A/S 5.875% 9/14/2033 (f)		100,000	104,897
Professional Services - 0.0%
Verisk Analytics Inc 4.45% 3/15/2031		6,000	5,901
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.4% 3/24/2028 (f)		18,000	17,910
Sumisho Air Lease Corp 4.5% 3/24/2029 (f)		18,000	17,890
Sumisho Air Lease Corp 4.85% 3/24/2031 (f)		22,000	21,799
			57,599
TOTAL INDUSTRIALS			283,785
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.75% 10/6/2032		32,000	31,782
Dell International LLC / EMC Corp 4.85% 2/1/2035		100,000	98,282
			130,064
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc 4.55% 2/15/2032		200,000	198,053
Software - 0.1%
Oracle Corp 4.8% 9/26/2032		29,000	27,866
Oracle Corp 5.2% 9/26/2035		27,000	25,715
			53,581
TOTAL INFORMATION TECHNOLOGY			381,698
Materials - 0.5%
Chemicals - 0.5%
Dow Chemical Co/The 5.15% 2/15/2034		200,000	197,530
Real Estate - 1.9%
Diversified REITs - 0.5%
Piedmont Operating Partnership LP 5.625% 1/15/2033		75,000	74,403
WP Carey Inc 2.45% 2/1/2032		150,000	131,436
			205,839
Health Care REITs - 0.7%
Healthpeak OP LLC 2.125% 12/1/2028		150,000	141,626
Healthpeak OP LLC 5.375% 2/15/2035		100,000	100,843
			242,469
Office REITs - 0.4%
Kilroy Realty LP 2.5% 11/15/2032		200,000	165,731
Residential REITs - 0.1%
American Homes 4 Rent LP 5.5% 2/1/2034		50,000	50,768
Retail REITs - 0.0%
Regency Centers LP 4.5% 3/15/2033		9,000	8,781
Specialized REITs - 0.2%
American Tower Corp 4.7% 12/15/2032		68,000	67,110
TOTAL REAL ESTATE			740,698
Utilities - 3.4%
Electric Utilities - 2.4%
AEP Texas Inc 5.2% 4/15/2036		10,000	9,840
Clearway Energy Operating LLC 3.75% 1/15/2032 (f)		200,000	183,422
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		325,000	311,634
FirstEnergy Pennsylvania Electric Co 4.55% 3/15/2031 (f)		100,000	99,132
MidAmerican Energy Co 5.35% 1/15/2034		150,000	153,981
Pacific Gas and Electric Co 5.9% 10/1/2054		53,000	50,153
Southwestern Electric Power Co 5.2% 4/1/2036		15,000	14,815
Southwestern Electric Power Co 5.3% 4/1/2033		19,000	19,282
Wisconsin Power and Light Co 4.95% 4/1/2033		50,000	50,200
			892,459
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp/The 2.45% 1/15/2031		400,000	358,461
Multi-Utilities - 0.1%
NiSource Inc 4.75% 5/18/2031		11,000	10,994
NiSource Inc 5.3% 5/18/2036		28,000	28,012
			39,006
TOTAL UTILITIES			1,289,926
TOTAL UNITED STATES			9,320,323
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $14,853,581)			14,888,359

Preferred Securities - 1.2%
		Principal Amount (a)	Value ($)
FRANCE - 0.3%
Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA 4.3712% (c)(d)(e)	EUR	100,000	117,833
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Terna - Rete Elettrica Nazionale 2.375% (c)(d)(e)	EUR	100,000	115,805
NETHERLANDS - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
TenneT Holding BV 4.625% (c)(d)(e)	EUR	100,000	123,271
SPAIN - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Iberdrola Finanzas SA 4.247% (c)(d)(e)	EUR	100,000	121,929
TOTAL PREFERRED SECURITIES (Cost $459,211)			478,838

U.S. Government Agency - Mortgage Securities - 16.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 16.8%
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	98,970	91,319
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	172,475	139,286
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	793,805	696,723
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	476,805	461,258
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	233,178	230,392
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	167,807	166,227
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	169,117	167,572
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	86,271	85,457
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	108,974	110,022
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	39,305	40,895
Freddie Mac Gold Pool 1.5% 12/1/2031	111,151	105,498
Freddie Mac Gold Pool 2% 1/1/2052	648,480	522,275
Freddie Mac Gold Pool 2% 10/1/2051	936,478	752,174
Freddie Mac Gold Pool 2% 3/1/2052	184,636	148,703
Freddie Mac Gold Pool 2% 4/1/2051	68,918	55,677
Freddie Mac Gold Pool 2.5% 2/1/2052	633,765	534,875
Freddie Mac Gold Pool 2.5% 3/1/2052	808,646	682,467
Freddie Mac Gold Pool 5% 6/1/2053	159,991	158,589
Freddie Mac Gold Pool 5% 7/1/2054	496,541	490,484
Freddie Mac Gold Pool 5.5% 10/1/2053	147,304	148,721
Freddie Mac Gold Pool 6% 10/1/2053	444,140	455,225
Freddie Mac Gold Pool 6.5% 6/1/2053	36,607	38,215
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (b)	175,000	146,556
TOTAL UNITED STATES		6,428,610
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,665,572)		6,428,610

U.S. Treasury Obligations - 38.2%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.25% 8/15/2054	3.97 to 4.97	530,000	469,443
US Treasury Bonds 4.625% 2/15/2055 (i)	4.50 to 5.05	1,720,000	1,622,266
US Treasury Bonds 4.75% 2/15/2056	4.98	1,255,000	1,209,506
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.93	700,000	673,750
US Treasury Bonds 4.75% 8/15/2055	4.73	180,000	173,313
US Treasury Notes 2.875% 5/15/2032	3.00	63,000	58,565
US Treasury Notes 3.5% 1/31/2028	3.59 to 4.86	53,000	52,578
US Treasury Notes 3.5% 2/28/2031	3.97	730,000	710,324
US Treasury Notes 3.625% 9/30/2031	4.11 to 4.23	600,000	584,414
US Treasury Notes 3.75% 2/28/2033	4.15	1,563,000	1,515,683
US Treasury Notes 3.875% 12/31/2032	3.95	960,000	938,813
US Treasury Notes 3.875% 3/31/2031	4.02	200,000	197,703
US Treasury Notes 3.875% 9/30/2029	3.46	55,000	54,654
US Treasury Notes 4% 11/15/2035	4.12 to 4.19	1,175,000	1,136,445
US Treasury Notes 4% 4/30/2032	3.93	350,000	346,117
US Treasury Notes 4% 6/30/2032	4.18	400,000	395,188
US Treasury Notes 4.125% 2/15/2036	4.38 to 4.61	1,155,000	1,126,666
US Treasury Notes 4.125% 2/29/2032	3.88 to 4.19	1,330,000	1,324,649
US Treasury Notes 4.125% 3/31/2032	4.23	350,000	348,523
US Treasury Notes 4.25% 3/31/2033	4.31	685,000	683,930
US Treasury Notes 4.25% 5/31/2033	4.29	15,000	14,960
US Treasury Notes 4.25% 8/15/2035	4.10 to 4.22	490,000	483,971
US Treasury Notes 4.375% 5/15/2036	4.59	350,000	348,195
US Treasury Notes 4.625% 9/30/2028	4.60	190,000	192,501
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,881,513)			14,662,157

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $813,300)	3.67	813,137	813,300

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $38,960,714)	38,499,131
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(159,197)
NET ASSETS - 100.0%	38,339,934

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 5Y US Treasury Notes Contracts (United States)	4	9/2026	429,094	1,712
SHORT
Eurex Euro-Bobl Contracts (Germany)	(10)	9/2026	(1,343,343)	(1,875)
Eurex Euro-Bund Contracts (Germany)	(3)	9/2026	(442,999)	(912)
Eurex Euro-Schatz Contracts (Germany)	(4)	9/2026	(494,320)	(307)
TOTAL SHORT				(3,094)
TOTAL FUTURES CONTRACTS				(1,382)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	89,000	USD	103,873	JPMorgan Chase Bank NA	6/2026	(63)
EUR	6,000	USD	7,060	Canadian Imperial Bank of Commerce	7/2026	(43)
EUR	7,000	USD	8,218	Canadian Imperial Bank of Commerce	7/2026	(33)
EUR	58,000	USD	67,621	JPMorgan Chase Bank NA	7/2026	205
EUR	7,000	USD	8,172	JPMorgan Chase Bank NA	7/2026	14
EUR	6,000	USD	7,050	State Street Bank & Trust Co	7/2026	(34)
USD	20,774	AUD	29,000	BNP Paribas SA	7/2026	(45)
USD	2,826,994	EUR	2,391,000	BNP Paribas SA	7/2026	30,944
USD	5,833	EUR	5,000	Citibank NA	7/2026	(14)
USD	108,811	EUR	93,000	JPMorgan Chase Bank NA	7/2026	57
USD	5,833	EUR	5,000	JPMorgan Chase Bank NA	7/2026	(14)
USD	11,784	EUR	10,000	State Street Bank & Trust Co	7/2026	90
USD	75,595	EUR	64,000	State Street Bank & Trust Co	7/2026	753
USD	154,121	GBP	114,000	JPMorgan Chase Bank NA	7/2026	615

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						32,432
Unrealized Appreciation						32,678
Unrealized Depreciation						(246)

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,991,643 or 7.8% of net assets.

(d)	Security is perpetual in nature with no stated maturity date.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,100,725 or 8.1% of net assets.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $56,591.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,361,549	8,773,965	10,322,060	47,411	(154)	-	813,300	813,137	0.0%
Total	2,361,549	8,773,965	10,322,060	47,411	(154)	-	813,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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